DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 5) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Accumulated Amortization	$ (8,006,000)		$ (8,006,000)		$ (7,662,000)	$ (8,612,000)
Impairment Intangible Assets	0	$ 0	0	$ 0	0	1,867,000
Net Book Value	2,259,000		2,259,000		2,603,000	4,191,000
Goodwill	19,368,000		19,368,000		19,368,000	17,362,000
Intangible Assets, Gross	10,265,000		10,265,000		10,265,000
United States [Member]
Accumulated Amortization	(8,006,000)		(8,006,000)		(7,662,000)	(5,494,000)
Impairment Intangible Assets						0
Net Book Value	2,259,000		2,259,000		2,603,000	4,191,000
Goodwill					9,831,000	9,831,000
Intangible Assets, Gross						9,685,000
United Kingdom [Member]
Accumulated Amortization	0		0		0	(3,118,000)
Impairment Intangible Assets						1,867,000
Net Book Value	0		0		0	0
Goodwill					7,531,000	7,531,000
Intangible Assets, Gross	0		0		0	4,985,000
Customer Relationship [Member]
Intangible Assets, Gross	4,960,000		4,960,000		4,960,000	8,510,000
Customer Relationship [Member] | United States [Member]
Intangible Assets, Gross	4,960,000		4,960,000		4,960,000	4,960,000
Customer Relationship [Member] | United Kingdom [Member]
Intangible Assets, Gross	0		0		0	3,550,000
Technology [Member]
Intangible Assets, Gross	520,000		520,000		520,000	0
Technology [Member] | United States [Member]
Intangible Assets, Gross	520,000		520,000		520,000
Technology [Member] | United Kingdom [Member]
Intangible Assets, Gross	0		0		0
Workforce Acquired [Member]
Intangible Assets, Gross	2,125,000		2,125,000		2,125,000	2,790,000
Non-Core Customer Relationships [Member]
Intangible Assets, Gross	760,000		760,000		760,000	760,000
Non-Compete Agreements [Member]
Intangible Assets, Gross	1,430,000		1,430,000		1,430,000	2,200,000
Non-Compete Agreements [Member] | United States [Member]
Intangible Assets, Gross	1,430,000		1,430,000		1,430,000	1,430,000
Non-Compete Agreements [Member] | United Kingdom [Member]
Intangible Assets, Gross	0		0		0	770,000
Tradename [Member]
Intangible Assets, Gross	470,000		470,000		470,000	410,000
Tradename [Member] | United States [Member]
Intangible Assets, Gross	470,000		470,000		470,000	410,000
Tradename [Member] | United Kingdom [Member]
Intangible Assets, Gross	0		0		0	0
Non-Compete Agreement [Member]
Intangible Assets, Gross					1,430,000	2,200,000
Workforce Acquired [Member] | United States [Member]
Intangible Assets, Gross	2,125,000		2,125,000		2,125,000	2,125,000
Workforce Acquired [Member] | United Kingdom [Member]
Intangible Assets, Gross	0		0		0
Non-Core Customer Relationships [Member] | United States [Member]
Intangible Assets, Gross	760,000		760,000		760,000	760,000
Non-Core Customer Relationships [Member] | United Kingdom [Member]
Intangible Assets, Gross	$ 0		$ 0		$ 0	$ 0